UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-07359

650 HIGH INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

650 MADISON AVENUE 19th FLOOR NEW YORK, NY 10022

(Address of principal executive offices) (Zip code)

CLIFFORD E. LAI, PRESIDENT 650 MADISON AVENUE 19th FLOOR NEW YORK, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-558-2000

Date of fiscal year end: JULY 31, 2011

Date of reporting period: OCTOBER 31, 2010

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES - 4.9%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B 6	6.00%	11/25/32	$400	$63,490
Mid-State Trust
Series 2004-1, Class B	8.90	08/15/37	1,459	1,432,374
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B1, 4	7.00	12/27/34	467	1
Series 2003-5, Class A1, 4, 5	7.35	06/27/33	24	2
Series 2003-3, Class A1, 4	7.75	04/27/33	59	—
Structured Asset Investment Loan Trust
Series 2003-BC13, Class B1, 3, 4, 6, 7	6.00/6.50	11/25/33	92	7,867
Series 2004-3, Class B1, 3, 4, 6	6.00/6.50	04/25/34	156	14,666

Total ASSET-BACKED SECURITIES
(Cost - $2,658,460)				1,518,400

COMMERCIAL MORTGAGE-BACKED SECURITIES - 68.1%
Commercial Mortgage-Backed Securities - 63.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class XW1, 2, 4, 8	0.04	05/10/45	—	—
Series 2007-2, Class XW2, 8	0.04	04/10/49	—	—
Series 2007-2, Class L1, 4	5.37	04/10/49	1,144	29,739
Series 2007-2, Class M1, 4	5.37	04/10/49	525	6,039
Series 2007-2, Class N1, 4	5.37	04/10/49	1,768	11,491
Series 2007-2, Class O1, 4	5.37	04/10/49	672	2,687
Series 2007-2, Class P1, 4	5.37	04/10/49	638	957
Series 2007-2, Class Q1, 4	5.37	04/10/49	2,365	1,419
Series 2007-2, Class S1, 4	5.37	04/10/49	7,824	782
Series 2004-6, Class F1, 2, 4	5.41	12/10/42	1,889	1,188,913
Series 2006-2, Class J1, 4	5.48	05/10/45	667	22,998
Series 2006-2, Class K1, 4	5.48	05/10/45	1,047	28,269
Series 2006-2, Class L1, 4	5.48	05/10/45	1,202	22,237
Series 2006-2, Class M1, 4	5.48	05/10/45	786	7,857
Series 2006-2, Class N1, 4	5.48	05/10/45	1,571	7,857
Series 2006-2, Class O1, 4	5.48	05/10/45	1,537	3,843
Series 2006-2, Class P1, 4	5.48	05/10/45	6,459	646
Series 2007-2, Class K1, 2, 4	5.88	04/10/49	2,727	106,365
Series 2002-PB2, Class K1, 4	6.29	06/11/35	1,511	1,358,565
Bear Stearns Commercial Mortgage Securities
Series 2006-PWR13, Class X1[1,2,4,8]	0.15	09/11/41	—	—
Series 2005-PWR9, Class L1, 4	4.66	09/11/42	3,777	37,774
Series 2006-PW13, Class J1, 4	5.26	09/11/41	2,406	72,186
Series 2006-PW13, Class K1, 4	5.26	09/11/41	301	7,538
Series 2006-PW13, Class L1, 4	5.26	09/11/41	2,012	40,236
Series 2006-PW13, Class M1, 4	5.26	09/11/41	1,643	24,652
Series 2006-PW13, Class N1, 4	5.26	09/11/41	980	9,796
Series 2006-PW13, Class O1, 4	5.26	09/11/41	1,641	8,204
Series 2006-PW13, Class P1, 4	5.26	09/11/41	6,992	70
Series 2004-PWR5, Class F1, 4	5.48	07/11/42	2,644	1,309,472
Series 2004-PWR6, Class F1, 2, 4	5.44	11/11/41	1,700	534,059
Series 1999-C1, Class J1, 4, 5	5.64	02/14/31	1,173	117
CD 2006 CD2 Mortgage Trust
Series 2006-CD2, Class K1, 4	5.09	01/15/46	1,233	17,262
Series 2006-CD2, Class L1, 4	5.09	01/15/46	881	7,928
Series 2006-CD2, Class M1, 4	5.09	01/15/46	1,496	5,984
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G1, 2, 4	5.22	07/15/44	3,777	1,437,684
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L1, 4	5.06	12/10/46	1,667	10,838
Series 2006-C8, Class M1, 4	5.06	12/10/46	1,667	1,501
Series 2006-C8, Class N1, 4	5.06	12/10/46	416	333

See Notes to Portfolio of Investments.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-C9, Class L1, 4	5.24%	12/10/49	$3,171	$203,540
Series 2007-C9, Class M1, 4	5.24	12/10/49	1,244	79,038
Series 2007-C9, Class N1, 4	5.24	12/10/49	1,343	84,445
Series 2007-C9, Class O1, 4	5.24	12/10/49	1,142	54,880
Series 2007-C9, Class P1, 4	5.24	12/10/49	1,926	79,244
Series 2007-C9, Class Q1, 4	5.24	12/10/49	1,154	41,860
Series 2007-C9, Class S1, 4	5.24	12/10/49	7,245	90,565
Credit Suisse First Boston Mortgage Securities Corp.
Series 2006-C1, Class AX1, 2, 4, 8	0.01	02/15/39	—	—
Series 2003-C3, Class J1, 4	4.23	05/15/38	907	597,099
Series 2004-C3, Class J1, 4	4.78	07/15/36	208	1,455
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L1, 4	5.15	09/15/39	471	5,884
Series 2006-C4, Class M1, 4	5.15	09/15/39	758	5,689
Series 2006-C4, Class N1, 4	5.15	09/15/39	1,223	7,950
Series 2006-C4, Class O1, 4	5.15	09/15/39	1,206	6,636
Series 2006-C4, Class P1, 4	5.15	09/15/39	1,817	7,268
Series 2006-C4, Class Q1, 4	5.15	09/15/39	2,412	3,618
Series 2006-C4, Class S1, 4	5.15	09/15/39	4,241	424
Series 2006-C1, Class L1, 4	5.24	02/15/39	1,297	117,097
Series 2006-C1, Class M1, 4	5.24	02/15/39	907	73,104
Series 2006-C1, Class N1, 4	5.24	02/15/39	973	51,270
Series 2006-C1, Class O1, 4	5.24	02/15/39	324	13,371
Series 2006-C1, Class P1, 4	5.24	02/15/39	325	8,122
Series 2006-C1, Class Q1, 4	5.24	02/15/39	648	9,723
Series 2006-C1, Class S1, 4	5.24	02/15/39	2,710	13,552
Series 2007-C2, Class A3	5.54	01/15/49	53	55,096
Series 2006-C3, Class A3[2]	6.02	06/15/38	1,300	1,427,181
JP Morgan Commercial Mortgage Securities Corp.
Series 2003-C1, Class K1, 4, 5	5.08	01/12/37	1,161	116
Series 2005-LDP5, Class J1, 2, 4	5.35	12/15/44	3,400	1,051,665
Series 2007-LD11, Class K1, 2, 4	5.82	06/15/49	4,154	35,312
LB-UBS Commercial Mortgage Trust
Series 2002-C2, Class V5	1.00	07/15/32	—	—
Series 2005-C1, Class G1, 2, 4	5.15	02/15/40	3,238	1,767,502
Series 2002-C2, Class M1, 4	5.68	07/15/35	680	470,459
Series 2002-C2, Class N1, 4	5.68	07/15/35	1,095	703,726
Series 2001-C7, Class L1, 4	5.87	11/15/33	2,492	1,722,460
LNR CDO Limited
Series 2007-1A, Class F1, 2, 4	1.71	12/26/49	2,833	0
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class J1, 4	5.70	07/12/34	1,733	904,023
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J1, 4	5.53	10/15/42	612	14,700
Series 2006-IQ11, Class K1, 4	5.53	10/15/42	443	3,985
Series 2006-IQ11, Class L1, 4	5.53	10/15/42	499	1,994
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J1, 4	4.70	04/15/42	943	48,668
Series 2005-C18, Class K1, 4	4.70	04/15/42	1,258	31,440
Series 2005-C18, Class L1, 4	4.70	04/15/42	602	4,819
Series 2005-C18, Class M1, 4	4.70	04/15/42	402	1,205
Series 2005-C18, Class N1, 4	4.70	04/15/42	489	440
Series 2002-C2, Class L1, 4	4.94	11/15/34	1,385	1,199,411
Series 2002-C2, Class M1, 4	4.94	11/15/34	810	552,882
Series 2002-C2, Class N1, 4	4.94	11/15/34	708	380,236
Series 2002-C2, Class O1, 4	4.94	11/15/34	571	229,628
Series 2002-C2, Class P1, 4	4.94	11/15/34	7,588	880,304
Series 2006-C29, Class K1, 4	5.07	11/15/48	1,057	28,008
Series 2006-C29, Class L1, 4	5.07	11/15/48	704	17,250
Series 2006-C29, Class M1, 4	5.07	11/15/48	670	10,051

See Notes to Portfolio of Investments.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-C29, Class N 1, 4	5.07%	11/15/48	$865	$8,218
Series 2006-C29, Class O 1, 4	5.07	11/15/48	1,862	9,307
Series 2006-C29, Class P 1, 4	5.07	11/15/48	1,894	3,788
Series 2006-C29, Class Q 1, 4	5.07	11/15/48	8,525	5,967
Series 2007-C31, Class L 1, 4	5.13	04/15/47	2,554	79,158
Series 2007-C31, Class M 1, 4	5.13	04/15/47	551	15,698
Series 2007-C31, Class N 1, 4	5.13	04/15/47	2,146	33,257
Series 2007-C31, Class O 1, 4	5.13	04/15/47	1,243	17,399
Series 2007-C31, Class P 1, 4	5.13	04/15/47	1,250	16,245
Series 2007-C31, Class Q 1, 4	5.13	04/15/47	1,250	13,121
Series 2007-C31, Class S 1, 4	5.13	04/15/47	710	5,327
Series 2007-C31, Class T 1, 4	5.13	04/15/47	1,428	4,284
Series 2007-C31, Class U [1,4]	5.13	04/15/47	5,555	555
Total Commercial Mortgage-Backed Securities
(Cost - $125,048,816)				19,637,017

Loans Receivable Investments - 4.6%
PNC Corp. Center B Note [1,4,5]
(Cost $2,385,536 )	8.85	03/11/17	2,350	1,418,460

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $127,434,352)				21,055,477

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 7.3%
Subordinated Collateralized Mortgage Obligations - 7.3%
American Home Mortgage Assets
Series 2007-1, Class A2 [2]	1.10	02/25/47	4,144	988,660
Citicorp Mortgage Securities, Inc.
Series 2003-5, Class B4 [2]	5.37	04/25/33	239	127,891
Series 2003-5, Class B5 [2]	5.37	04/25/33	159	74,772
Series 2003-5, Class B6 [2]	5.37	04/25/33	239	58,932
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1	5.00	04/25/18	73	53,220
Series 2003-S6, Class B2	5.00	04/25/18	48	33,757
Series 2003-S6, Class B3 [5]	5.00	04/25/18	73	18,003
Resix Financial Limited
Series 2004-A, Class B8 [1,2,4]	5.25	02/10/36	477	182,323
Series 2005-A, Class B9[1,2,4]	6.00	03/10/37	901	123,303
Series 2005-D, Class B9 [1,2,4]	8.26	12/15/37	2,042	73,920
Series 2005-A, Class B10 [1,2,4]	8.75	03/10/37	703	91,681
Series 2005-D, Class B10 [1,2,4]	9.76	12/15/37	1,025	18,444
Series 2005-D, Class B11 [1,2,4]	11.76	12/15/37	537	3,059
Series 2004-A, Class B11 [1,2,4]	14.75	02/10/36	545	161,063
Washington Mutual Mortgage Securities Corp.
Series 2003-S3, Class CB5 [2]	5.42	06/25/33	552	177,059
Series 2003-S3, Class CB6 [2]	5.42	06/25/33	550	62,562
Total Subordinated Collateralized Mortgage Obligations
(Cost - $8,571,334)				2,248,649

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $8,571,334)				2,248,649

			Shares	Value
PREFERRED SECURITIES - 2.2%
Strategic Hotel Capital, Inc.
Series A, 8.50% (REIT) [1,4,9]
(Cost $719,512 )			28,154	681,856

See Notes to Portfolio of Investments.

650 HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2010

Value
Total Investments - 82.5%
(Cost - $139,383,658)	$25,504,382
Other Assets in Excess of Liabilities - 17.5%	5,421,075

NET ASSETS - 100.0%	$30,925,457

The following notes should be read in conjunction with the accompanying Portfolio of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2010 the total value of all such investments was $19,512,925 or 63.10% of net assets.

2	—	Variable Rate Security - Interest rate shown is the rate in effect as of October 31, 2010.

3	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Private Placement.

5	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of October 31, 2010, the total value of all such securities was $1,436,698 or 4.65% of net assets.

6	—	Investment in sub-prime security. As of October 31, 2010, the total value of all such investments was $86,023 or 0.28% of net assets.

7	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.

8	—	Issuer currently in default on its regularly scheduled interest payment.

9	—	Non-income producing security.

CDO	—	Collateralized Debt Obligation.

REIT	—	Real Estate Investment Trust.

See Notes to Portfolio of Investments.

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information for securities valuations (including, but not limited to, broker-dealers, Bloomberg, or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with Generally Accepted Accounting Principles. Fair value denotes the price that the Fund would receive upon

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at fair value:

Assets	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Preferred Securities	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—	—	—	—
Level 3 – Significant Unobservable Inputs	1,518,400	21,055,477	2,248,649	681,856	25,504,382

Total	$1,518,400	$21,055,477	$2,248,649	$681,856	$25,504,382

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Preferred Securities	Total
Balance as of July 31, 2010	$1,531,025	$22,325,235	$1,299,063	$585,077	$25,740,400
Accrued Discounts (Premiums)	(418)	617,879	12,667	—	630,128
Realized Gain (Loss)	2,124	3,273,395	(487,861)	—	2,787,658
Change in Unrealized Appreciation (Depreciation)	153,477	2,993,910	999,341	96,779	4,243,507
Net Purchases (Sales)	(167,808)	(8,154,942)	425,439	—	(7,897,311)

Balance as of October 31, 2010	$1,518,400	$21,055,477	$2,248,649	$681,856	$25,504,382

Change in unrealized gains or losses relating to assets still held at reporting date:	$153,477	$4,050,564	$844,890	$96,779	$5,145,710

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at October 31, 2010 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$139,383,658	$412,774	$(114,292,050)	$(113,879,276)

Designation of Restricted Illiquid Securities

From time to time, the Fund may invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933 (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of October 31, 2010, the Fund held restricted securities as shown in the table below that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures described in the Valuation of Investments footnote and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2002-PB2, Class K	6.29%	06/11/35	10/20/04	$1,534,661	$1,358,565	4.4%
Banc of America Commercial Mortgage, Inc. Series 2004-6, Class F	5.41	12/10/42	12/16/04	1,895,105	1,188,913	3.9
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	595,863	22,998	0.1

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class K	5.48%	05/10/45	06/12/06	$918,512	$28,269	0.1%
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48	05/10/45	06/12/06	948,969	22,237	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	591,078	7,857	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,095,319	7,857	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	1,003,173	3,843	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	2,783,788	646	0.0
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class XW	0.04	05/10/45	07/09/10	—	—	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.88	04/10/49	05/24/07	2,422,038	106,365	0.4
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	1,012,645	29,739	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	455,817	6,039	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,377,148	11,491	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	500,200	2,687	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37	04/10/49	05/24/07	450,668	957	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,382,806	1,419	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37	04/10/49	05/24/07	3,747,577	782	0.0
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	246,210	117	0.0
Bear Stearns Commercial Mortgage Securities Series 2004-PWR5, Class F	5.48	07/11/42	10/06/04	2,649,926	1,309,472	4.2
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class F	5.44	11/11/41	12/08/04	1,712,814	534,059	1.7
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class L	4.66	09/11/42	09/14/05	3,108,281	37,774	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class J	5.26	09/11/41	09/13/06- 05/02/07	2,156,715	72,186	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class K	5.26	09/11/41	09/13/06	264,325	7,538	0.0

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class L	5.26%	09/11/41	09/13/06- 09/20/06	$1,504,912	$40,236	0.1%
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class M	5.26	09/11/41	09/13/06- 09/20/06	1,111,276	24,652	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class N	5.26	09/11/41	09/13/06	617,795	9,796	0.0
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class O	5.26	09/11/41	09/13/06	969,210	8,204	0.0
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class P	5.26	09/11/41	09/13/06	2,557,448	70	0.0
Bear Stearns Commercial Mortgage Securities Series 2006-PWR13, Class X1	0.15	09/11/41	07/09/10	—	—	0.0
CD 2006 CD2 Series 2006-CD2, Class K	5.09	01/15/46	09/21/06	1,116,315	17,262	0.1
CD 2006 CD2 Series 2006-CD2, Class L	5.09	01/15/46	09/21/06	792,900	7,928	0.0
CD 2006 CD2 Series 2006-CD6, Class M	5.09	01/15/46	09/21/06	1,195,270	5,984	0.0
Citicorp Mortgage Securities, Inc. Series 2003-5, Class B4	5.37	04/25/33	04/22/03	220,017	127,891	0.4
Citicorp Mortgage Securities, Inc. Series 2003-5, Class B5	5.37	04/25/33	04/22/03	126,575	74,772	0.2
Citicorp Mortgage Securities, Inc. Series 2003-5, Class B6	5.37	04/25/33	04/22/03	127,466	58,932	0.2
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G	5.22	07/15/44	11/03/05	3,631,945	1,437,684	4.7
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class L	5.06	12/10/46	12/13/06	1,538,192	10,838	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class M	5.06	12/10/46	12/13/06	1,522,140	1,501	0.0
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class N	5.06	12/10/46	12/13/06	342,115	333	0.0
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class L	5.24	12/10/49	08/07/07	2,612,873	203,540	0.7
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class M	5.24	12/10/49	08/07/07	997,236	79,038	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class N	5.24	12/10/49	08/07/07	964,999	84,445	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	771,655	54,880	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24	12/10/49	08/07/07	1,234,160	79,244	0.3
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	479,511	41,860	0.2

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24%	12/10/49	08/07/07	$2,720,368	$90,565	0.3%
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class J	4.23	05/15/38	06/17/03	843,408	597,099	1.9
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C3, Class J	4.78	07/15/36	11/30/05	191,356	1,455	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class L	5.24	02/15/39	03/07/06	1,158,230	117,097	0.4
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class M	5.24	02/15/39	03/07/06	789,609	73,104	0.2
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class N	5.24	02/15/39	03/07/06	778,282	51,270	0.2
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class O	5.24	02/15/39	03/07/06	245,168	13,371	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class P	5.24	02/15/39	03/07/06	228,111	8,122	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	426,832	9,723	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class S	5.24	02/15/39	03/07/06	1,078,757	13,552	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class AX	0.01	02/15/39	07/09/10	—	—	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	432,121	5,884	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	690,270	5,689	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	993,835	7,950	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	904,632	6,636	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,287,712	7,268	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,453,023	3,618	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	1,502,951	424	0.0
JP Morgan Commercial Mortgage Finance Corp. Series 2003-C1, Class K	5.08	01/12/37	11/30/05	1,095,769	116	0.0
JP Morgan Commercial Mortgage Finance Corp. Series 2005-LDP5, Class J	5.35	12/15/44	12/16/05	3,266,894	1,051,665	3.4
JP Morgan Commercial Mortgage Finance Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	3,728,693	35,312	0.1

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust Series 2001-C7, Class L	5.87%	11/15/33	12/05/01	$2,295,082	$1,722,460	5.6%
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class M	5.68	07/15/35	11/30/05	662,156	470,459	1.5
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class N	5.68	07/15/35	11/30/05	1,046,763	703,726	2.3
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class G	5.15	02/15/40	01/31/05	3,252,038	1,767,502	5.7
LNR CDO Limited Series 2007-1A, Class F	1.71	12/26/49	02/27/07	2,833,000	—	0.0
Long Beach Mortgage Loan Trust Series 2002-5, Class M4B	6.00	11/25/32	06/03/04	397,819	63,490	0.2
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J	5.70	07/12/34	11/30/05	1,689,729	904,023	2.9
Mid-State Trust Series 2004-1, Class B	8.90	08/15/37	07/01/04	1,447,169	1,432,374	4.6
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	532,702	14,700	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	378,245	3,985	0.0
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	366,466	1,994	0.0
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,385,536	1,418,460	4.6
Residential Funding Mortgage Sec I Series 2003-S6, Class B1	5.00	04/25/18	05/13/04	68,595	53,220	0.2
Residential Funding Mortgage Sec I Series 2003-S6, Class B2	5.00	04/25/18	05/13/04- 05/12/09	41,566	33,757	0.1
Residential Funding Mortgage Sec I Series 2003-S6, Class B3	5.00	04/25/18	05/13/04	42,914	18,003	0.1
Resix Financial Limited Series 2004-A, Class B11	14.75	02/10/36	03/24/07	544,869	161,063	0.5
Resix Financial Limited Series 2004-A, Class B8	5.25	02/10/36	03/09/04	476,787	182,323	0.6
Resix Financial Limited Series 2005-A, Class B10	8.75	03/10/37	03/10/05	703,072	91,681	0.3
Resix Financial Limited Series 2005-A, Class B9	6.00	03/10/37	03/10/05	901,335	123,303	0.4
Resix Financial Limited Series 2005-D, Class B10	9.76	12/15/37	12/09/05	1,024,681	18,444	0.1
Resix Financial Limited Series 2005-D, Class B11	11.76	12/15/37	12/09/05	536,721	3,059	0.0
Resix Financial Limited Series 2005-D, Class B9	8.26	12/15/37	12/09/05	2,041,992	73,920	0.2
Sail Net Interest Margin Notes Series 2003-3, Class A	7.75	04/27/33	05/21/03	77,049	—	0.0
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	27,844	2	0.0

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00%	12/27/34	12/16/04	$467,303	$1	0.0%
Strategic Hotel Capital, Inc. Series A, 8.5% (REIT)	8.50	—	11/30/05	719,512	681,856	2.2
Structured Asset Investment Loan Trust Series 2003-BC13, Class B	6.50	11/25/33	02/18/04	90,687	7,867	0.0
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00	04/25/34	03/23/04	150,589	14,666	0.1
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class L	4.94	11/15/34	11/30/05	1,334,876	1,199,411	3.9
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	785,659	552,882	1.8
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94	11/15/34	09/16/05	678,964	380,236	1.2
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	524,923	229,628	0.7
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	4,134,714	880,304	2.9
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class J	4.70	04/15/42	05/04/05- 11/30/05	863,896	48,668	0.2
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class K	4.70	04/15/42	05/04/05- 11/30/05	1,127,676	31,440	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class L	4.70	04/15/42	05/04/05	516,768	4,819	0.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	327,552	1,205	0.0
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70	04/15/42	05/04/05- 09/16/05	383,754	440	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class K	5.07	11/15/48	12/13/06	944,934	28,008	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class L	5.07	11/15/48	12/13/06	617,940	17,250	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class M	5.07	11/15/48	12/13/06	529,886	10,051	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	657,826	8,218	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,361,027	9,307	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,319,007	3,788	0.0
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,836,205	5,967	0.0

650 HIGH INCOME FUND, INC.

Notes to Portfolio of Investments (Unaudited)

October 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13%	04/15/47	05/11/07	$2,252,327	$79,158	0.3%
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class M	5.13	04/15/47	05/11/07	475,194	15,698	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,669,275	33,257	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13	04/15/47	05/11/07	931,052	17,399	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	891,964	16,245	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	847,308	13,121	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	340,955	5,327	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	735,988	4,284	0.0
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,203,848	555	0.0
Washington Mutual Mortgage Securities Corp. Series 2003-S3, Class CB5	5.42	06/25/03	05/12/03	428,367	177,059	0.6
Washington Mutual Mortgage Securities Corp. Series 2003-S3, Class CB6	5.42	06/25/03	05/12/03	268,106	62,562	0.2

					$23,033,445	74.5%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): 650 High Income Fund, Inc.

by (Signature and Title):	/s/ Clifford E. Lai
Clifford E. Lai,
President

Date: December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Clifford E. Lai
Clifford E. Lai,
President

Date: December 23, 2010

by (Signature and Title):	/s/ Joseph W. McSherry
Joseph W. McSherry,
Treasurer

Date: December 23, 2010